Net Periodic Pension Cost for NTT CDBP Regarding DOCOMO Employees (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Service cost	¥ 9,879	¥ 9,491	¥ 9,244
Interest cost on projected benefit obligation	3,789	3,831	3,894
Expected return on plan assets	(1,617)	(1,569)	(1,714)
Amortization of prior service cost	(1,898)	(1,907)	(1,907)
Amortization of actuarial gains and losses	1,667	1,644	1,497
Net periodic pension cost	11,943	11,615	11,139
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Service cost	3,585	3,478	3,256
Interest cost on projected benefit obligation	1,891	1,897	1,849
Expected return on plan assets	(1,523)	(1,519)	(1,583)
Amortization of prior service cost	(356)	(357)	(357)
Amortization of actuarial gains and losses	1,077	1,024	326
Contribution from employees	(420)	(416)	(413)
Net periodic pension cost	¥ 4,254	¥ 4,107	¥ 3,078